Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 7,413,930	$ 7,230,751
Inventory reserve	264,806	288,014
Allowance for credit losses	192,051	189,473
Valuation allowance	(7,868,635)	(7,230,751)
Total	$ 2,152	$ 477,487